Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 321,138	$ 215,131	$ 275,448